Basic and Diluted Loss Per Share (Details) - EUR (€) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Basic and Diluted Loss Per Share
Net loss for the period	€ (33,619)	€ (30,218)	€ (33,014)
Weighted average number of outstanding shares used for computing basic/diluted loss per share	33,874,751	23,519,897	20,540,979
Basic/diluted loss per share (in )	€ (0.99)	€ (1.28)	€ (1.61)